Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Blackstone Alternative Investment Funds
Prospectus Date	rr_ProspectusDate	Jul. 30, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated March 10, 2021 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus, dated July 30, 2020, as supplemented

Removal of Sub-Adviser

Effective March 10, 2021, Shelter Growth Capital Partners LLC (“Shelter Growth”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by Shelter Growth have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers or to BAIA to manage directly. Therefore, all references to Shelter Growth in the Fund’s Prospectus are hereby removed.

Renaming of Sub-Adviser

GSO / Blackstone Debt Funds Management LLC ("GSO DFM") has been renamed Blackstone Liquid Credit Strategies LLC ("BX LCS"). In connection with this change, effective immediately, all references to GSO DFM in the Fund's Prospectus are amended to reference BX LCS.

Blackstone Alternative Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated March 10, 2021 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus, dated July 30, 2020, as supplemented

Removal of Sub-Adviser

Effective March 10, 2021, Shelter Growth Capital Partners LLC (“Shelter Growth”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by Shelter Growth have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers or to BAIA to manage directly. Therefore, all references to Shelter Growth in the Fund’s Prospectus are hereby removed.

Renaming of Sub-Adviser

GSO / Blackstone Debt Funds Management LLC ("GSO DFM") has been renamed Blackstone Liquid Credit Strategies LLC ("BX LCS"). In connection with this change, effective immediately, all references to GSO DFM in the Fund's Prospectus are amended to reference BX LCS.